INTANGIBLES AND GOODWILL	12 Months Ended
Dec. 31, 2021
INTANGIBLES AND GOODWILL
INTANGIBLES AND GOODWILL

8. INTANGIBLES AND GOODWILL

Goodwill

As a result of the acquisitions discussed in Note 7, the Company has goodwill of $4.4 million and $2.9 million as of December 31, 2021 and 2020, respectively.

Intangibles

Identified intangible assets consisted of the following (stated in thousands):

	December 31,
	2021	2020
Finite-lived intangible assets
Doctor agreements	$4,509	$4,509
Non compete agreements	36	36
Total finite-lived intangible assets	4,545	4,545
Less accumulated amortization	(1,013)	(547)
Finite-lived intangible assets, net	3,532	3,998
Indefinite-lived intangible assets
Tradenames	117	117
Total intangible assets	$3,649	$4,115

Amortization expense was $466 thousand and $472 thousand for the years ended December 31, 2021 and 2020, respectively.

As of December 31, 2021, the estimated future amortization expense of finite-lived intangible assets was as follows (stated in thousands):

2022	$451
2023	451
2024	451
2025	451
2026	451
Thereafter	1,277
$3,532